Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”, as the engaging party), Citigroup Global Markets Inc., J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the FS Commercial Mortgage Trust 2026-PALM, Commercial Mortgage Pass-Through Certificates, Series 2026-PALM securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, the issuer, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
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•	The value of the collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of July 9, 2026.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on June 23, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	FS 2026-PALM Accounting Tape Final.xlsx (provided on June 23, 2026).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

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•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “STR Report” refers to monthly STAR reports prepared for the Mortgaged Property for the period from 2023 through 2025.
•	The phrase “April 2026 PMB STR Report” refers to the STAR report prepared for the Mortgaged Property for the month of April 2026
•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note, purchase and assignment agreements and/or other security agreements.
•	The phrase “Management Agreement” refers to signed management agreement and any amendments, assignments or assumptions thereof.
•	The phrase “Title Policy” refers to a signed or proforma title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or

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finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From May 27, 2026 through June 23, 2026, the Company provided us with the Source Documents related to the Collateral for which:

•	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. These attributes are listed in Exhibit A as a “Company Provided Attribute”.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “Company Provided Attribute”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

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Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

June 23, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

FS 2026-PALM Loan File Procedures	EXHIBIT A

Exhibits

Exhibit A – Loan File Procedures

Exhibit B – Recalculation Methodology

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
1	Property ID	Company Provided Attribute	None
2	Property Rank	Company Provided Attribute	None
3	Property Name	Company Provided Attribute	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Site Area (Acres)	Appraisal Report	None
15	Parking Spaces	Engineering Report	None
16	Meeting Space (SF)	Appraisal Report	None
17	Flag	Appraisal Report	None
18	Franchise Brand	Appraisal Report	None
19	Flag Expiration Date	Management Agreement	None
20	Flag Term Remaining	Recalculated Attribute	None
21	Property Manager	Management Agreement	None
22	Property Manager Expiration Date	Management Agreement	None
23	Property Manager Base Mgmt. Fee	Management Agreement	None
24	Total Units	Appraisal Report	None
25	Unit of Measure	Appraisal Report	None
26	Suites	Appraisal Report	None
27	Occupancy (%)	Underwriting File	None
28	Occupancy Date	Underwriting File	None
29	Ownership Interest	Title Policy	None
30	Mortgage Loan Closing Date Balance	Loan Agreement	None
31	Mortgage Loan Closing Date Balance per Key	Recalculated Attribute	None
32	% of Mortgage Loan Closing Date Balance	Recalculated Attribute	None
33	Mortgage Loan Maturity Date Balance	Recalculated Attribute	None
34	Individual As-Is Appraised Value Date	Appraisal Report	None
35	Individual As-Is Appraised Value	Appraisal Report	None
36	Individual As-Is Appraised Value per Key	Recalculated Attribute	None

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
37	Engineering Report Provider	Engineering Report	None
38	Engineering Report Date	Engineering Report	None
39	Environmental Report Provider	Environmental Report	None
40	Environmental Report Date	Environmental Report	None
41	Phase II Recommended?	Environmental Report	None
42	Seismic Zone	Engineering Report	None
43	PML %	Engineering Report	None
44	Origination Date	Company Provided Attribute	None
45	Assumed One-month Term SOFR	Company Provided Attribute	None
46	Assumed Mortgage Loan Spread	Company Provided Attribute	None
47	Term SOFR Cap	Interest Rate Cap Agreement	None
48	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
49	Term SOFR Cap Expiration Date	Interest Rate Cap Agreement	None
50	Term SOFR Lookback days	Loan Agreement	None
51	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
52	Amort Type	Loan Agreement	None
53	Monthly Mortgage Loan Debt Service Payment	Recalculated Attribute	None
54	Annual Mortgage Loan Debt Service Payment	Recalculated Attribute	None
55	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculated Attribute	None
56	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculated Attribute	None
57	Grace Period	Loan Agreement	None
58	First Loan Payment Date	Loan Agreement	None
59	Seasoning	Recalculated Attribute	None
60	Original Term to Maturity (Months)	Recalculated Attribute	None
61	Remaining Term to Maturity (Months)	Recalculated Attribute	None
62	Original Amortization Term (Months)	Company Provided Attribute	None
63	Remaining Amortization Term (Months)	Company Provided Attribute	None
64	Original IO Term (Months)	Recalculated Attribute	None
65	Remaining IO Term (Months)	Recalculated Attribute	None
66	Initial Maturity Date	Loan Agreement	None
67	Floating Rate Component Extensions	Loan Agreement	None
68	Fully Extended Maturity Date	Loan Agreement	None
69	Lockbox	Loan Agreement	None

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
70	Cash Management Type	Loan Agreement	None
71	Cash Management Trigger	Loan Agreement	None
72	Administrative Fee Rate (%)	Fee Schedule	None
73	Prepayment Provision	Loan Agreement	None
74	Partial Release Allowed?	Loan Agreement	None
75	Property Release Description	Loan Agreement	None
76	Mortgage Loan Closing Date LTV (As-is Value)	Recalculated Attribute	None
77	Mortgage Loan Balloon LTV (As-is Value)	Recalculated Attribute	None
78	Mortgage Loan UW NOI Debt Yield	Recalculated Attribute	None
79	Mortgage Loan UW NCF Debt Yield	Recalculated Attribute	None
80	Mortgage Loan UW NOI DSCR	Recalculated Attribute	None
81	Mortgage Loan UW NCF DSCR	Recalculated Attribute	None
82	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculated Attribute	None
83	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculated Attribute	None
84	Initial Tax Escrow	Loan Agreement	None
85	Ongoing Tax Escrow Monthly	Loan Agreement	None
86	Tax Escrow Springing Conditions	Loan Agreement	None
87	Initial Insurance Escrow	Loan Agreement	None
88	Ongoing Insurance Escrow Monthly	Loan Agreement	None
89	Insurance Escrow Springing Conditions	Loan Agreement	None
90	Initial Immediate Repairs Escrow	Loan Agreement	None
91	Initial FF&E Escrow	Loan Agreement	None
92	Ongoing FF&E Escrow Monthly	Loan Agreement	None
93	FF&E Escrow Springing Conditions	Loan Agreement	None
94	Initial Other Escrow	Loan Agreement	None
95	Ongoing Other Escrow Monthly	Loan Agreement	None
96	Ongoing Other Escrow Springing Condition	Loan Agreement	None
97	Other Escrow Description	Loan Agreement	None
98	Available Room Nights 2023	Underwriting File	1.00
99	Available Room Nights 2024	Underwriting File	1.00
100	Available Room Nights 2025	Underwriting File	1.00
101	Available Room Nights April 2026 TTM	Underwriting File	1.00
102	Available Room Nights FS 2023-4SZN (Palm Beach)	Underwriting File	1.00
103	Available Room Nights UW	Underwriting File	1.00

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
104	Occupied Room Nights 2023	Underwriting File	1.00
105	Occupied Room Nights 2024	Underwriting File	1.00
106	Occupied Room Nights 2025	Underwriting File	1.00
107	Occupied Room Nights April 2026 TTM	Underwriting File	1.00
108	Occupied Room Nights FS 2023-4SZN (Palm Beach)	Underwriting File	1.00
109	Occupied Room Nights UW	Underwriting File	1.00
110	Occupancy 2023	Recalculated Attribute	0.1%
111	Occupancy 2024	Recalculated Attribute	0.1%
112	Occupancy 2025	Recalculated Attribute	0.1%
113	Occupancy April 2026 TTM	Recalculated Attribute	0.1%
114	Occupancy FS 2023-4SZN (Palm Beach)	Recalculated Attribute	0.1%
115	Occupancy UW	Recalculated Attribute	0.1%
116	ADR 2023	Recalculated Attribute	$1.00
117	ADR 2024	Recalculated Attribute	$1.00
118	ADR 2025	Recalculated Attribute	$1.00
119	ADR April 2026 TTM	Recalculated Attribute	$1.00
120	ADR FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
121	ADR UW	Recalculated Attribute	$1.00
122	RevPAR 2023	Recalculated Attribute	$1.00
123	RevPAR 2024	Recalculated Attribute	$1.00
124	RevPAR 2025	Recalculated Attribute	$1.00
125	RevPAR April 2026 TTM	Recalculated Attribute	$1.00
126	RevPAR FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
127	RevPAR UW	Recalculated Attribute	$1.00
128	Occupancy Penetration 2023	STR Report	0.1%
129	Occupancy Penetration 2024	STR Report	0.1%
130	Occupancy Penetration 2025	STR Report	0.1%
131	Occupancy Penetration April 2026 TTM	April 2026 PMB STR	0.1%
132	ADR Penetration 2023	STR Report	0.1%
133	ADR Penetration 2024	STR Report	0.1%
134	ADR Penetration 2025	STR Report	0.1%
135	ADR Penetration April 2026 TTM	April 2026 PMB STR	0.1%
136	RevPAR Penetration 2023	STR Report	0.1%
137	RevPAR Penetration 2024	STR Report	0.1%
138	RevPAR Penetration 2025	STR Report	0.1%
139	RevPAR Penetration April 2026 TTM	April 2026 PMB STR	0.1%

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
140	Rooms Revenue 2023	Underwriting File	$1.00
141	Rooms Revenue 2024	Underwriting File	$1.00
142	Rooms Revenue 2025	Underwriting File	$1.00
143	Rooms Revenue April 2026 TTM	Underwriting File	$1.00
144	Rooms Revenue FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
145	Rooms Revenue UW	Underwriting File	$1.00
146	F&B Revenue 2023	Underwriting File	$1.00
147	F&B Revenue 2024	Underwriting File	$1.00
148	F&B Revenue 2025	Underwriting File	$1.00
149	F&B Revenue April 2026 TTM	Underwriting File	$1.00
150	F&B Revenue FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
151	F&B Revenue UW	Underwriting File	$1.00
152	Other Departmental Revenue 2023	Underwriting File	$1.00
153	Other Departmental Revenue 2024	Underwriting File	$1.00
154	Other Departmental Revenue 2025	Underwriting File	$1.00
155	Other Departmental Revenue April 2026 TTM	Underwriting File	$1.00
156	Other Departmental Revenue FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
157	Other Departmental Revenue UW	Underwriting File	$1.00
158	Miscellaneous Income 2023	Underwriting File	$1.00
159	Miscellaneous Income 2024	Underwriting File	$1.00
160	Miscellaneous Income 2025	Underwriting File	$1.00
161	Miscellaneous Income April 2026 TTM	Underwriting File	$1.00
162	Miscellaneous Income FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
163	Miscellaneous Income UW	Underwriting File	$1.00
164	Total Revenue 2023	Recalculated Attribute	$1.00
165	Total Revenue 2024	Recalculated Attribute	$1.00
166	Total Revenue 2025	Recalculated Attribute	$1.00
167	Total Revenue April 2026 TTM	Recalculated Attribute	$1.00
168	Total Revenue FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
169	Total Revenue UW	Recalculated Attribute	$1.00
170	Rooms Expense 2023	Underwriting File	$1.00
171	Rooms Expense 2024	Underwriting File	$1.00
172	Rooms Expense 2025	Underwriting File	$1.00

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
173	Rooms Expense April 2026 TTM	Underwriting File	$1.00
174	Rooms Expense FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
175	Rooms Expense UW	Underwriting File	$1.00
176	F&B Expense 2023	Underwriting File	$1.00
177	F&B Expense 2024	Underwriting File	$1.00
178	F&B Expense 2025	Underwriting File	$1.00
179	F&B Expense April 2026 TTM	Underwriting File	$1.00
180	F&B Expense FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
181	F&B Expense UW	Underwriting File	$1.00
182	Other Operating Departments Expense 2023	Underwriting File	$1.00
183	Other Operating Departments Expense 2024	Underwriting File	$1.00
184	Other Operating Departments Expense 2025	Underwriting File	$1.00
185	Other Operating Departments Expense April 2026 TTM	Underwriting File	$1.00
186	Other Operating Departments Expense FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
187	Other Operating Departments Expense UW	Underwriting File	$1.00
188	Total Departmental Expenses 2023	Recalculated Attribute	$1.00
189	Total Departmental Expenses 2024	Recalculated Attribute	$1.00
190	Total Departmental Expenses 2025	Recalculated Attribute	$1.00
191	Total Departmental Expenses April 2026 TTM	Recalculated Attribute	$1.00
192	Total Departmental Expenses FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
193	Total Departmental Expenses UW	Recalculated Attribute	$1.00
194	Departmental Profit 2023	Recalculated Attribute	$1.00
195	Departmental Profit 2024	Recalculated Attribute	$1.00
196	Departmental Profit 2025	Recalculated Attribute	$1.00
197	Departmental Profit April 2026 TTM	Recalculated Attribute	$1.00
198	Departmental Profit FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
199	Departmental Profit UW	Recalculated Attribute	$1.00
200	General & Administrative 2023	Underwriting File	$1.00
201	General & Administrative 2024	Underwriting File	$1.00
202	General & Administrative 2025	Underwriting File	$1.00
203	General & Administrative April 2026 TTM	Underwriting File	$1.00

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
204	General & Administrative FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
205	General & Administrative UW	Underwriting File	$1.00
206	Information & Telecom Systems 2023	Underwriting File	$1.00
207	Information & Telecom Systems 2024	Underwriting File	$1.00
208	Information & Telecom Systems 2025	Underwriting File	$1.00
209	Information & Telecom Systems April 2026 TTM	Underwriting File	$1.00
210	Information & Telecom Systems FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
211	Information & Telecom Systems UW	Underwriting File	$1.00
212	Sales & Marketing 2023	Underwriting File	$1.00
213	Sales & Marketing 2024	Underwriting File	$1.00
214	Sales & Marketing 2025	Underwriting File	$1.00
215	Sales & Marketing April 2026 TTM	Underwriting File	$1.00
216	Sales & Marketing FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
217	Sales & Marketing UW	Underwriting File	$1.00
218	Property Maintenance 2023	Underwriting File	$1.00
219	Property Maintenance 2024	Underwriting File	$1.00
220	Property Maintenance 2025	Underwriting File	$1.00
221	Property Maintenance April 2026 TTM	Underwriting File	$1.00
222	Property Maintenance FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
223	Property Maintenance UW	Underwriting File	$1.00
224	Utilities 2023	Underwriting File	$1.00
225	Utilities 2024	Underwriting File	$1.00
226	Utilities 2025	Underwriting File	$1.00
227	Utilities April 2026 TTM	Underwriting File	$1.00
228	Utilities FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
229	Utilities UW	Underwriting File	$1.00
230	Total Undistributed Expenses 2023	Recalculated Attribute	$1.00
231	Total Undistributed Expenses 2024	Recalculated Attribute	$1.00
232	Total Undistributed Expenses 2025	Recalculated Attribute	$1.00
233	Total Undistributed Expenses April 2026 TTM	Recalculated Attribute	$1.00
234	Total Undistributed Expenses FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
235	Total Undistributed Expenses UW	Recalculated Attribute	$1.00
236	Gross Operating Profit 2023	Recalculated Attribute	$1.00

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
237	Gross Operating Profit 2024	Recalculated Attribute	$1.00
238	Gross Operating Profit 2025	Recalculated Attribute	$1.00
239	Gross Operating Profit April 2026 TTM	Recalculated Attribute	$1.00
240	Gross Operating Profit FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
241	Gross Operating Profit UW	Recalculated Attribute	$1.00
242	Base Management Fee 2023	Underwriting File	$1.00
243	Base Management Fee 2024	Underwriting File	$1.00
244	Base Management Fee 2025	Underwriting File	$1.00
245	Base Management Fee April 2026 TTM	Underwriting File	$1.00
246	Base Management Fee FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
247	Base Management Fee UW	Underwriting File	$1.00
248	Incentive Management Fee 2023	Underwriting File	$1.00
249	Incentive Management Fee 2024	Underwriting File	$1.00
250	Incentive Management Fee 2025	Underwriting File	$1.00
251	Incentive Management Fee April 2026 TTM	Underwriting File	$1.00
252	Incentive Management Fee FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
253	Incentive Management Fee UW	Underwriting File	$1.00
254	Income Before Fixed Charges 2023	Recalculated Attribute	$1.00
255	Income Before Fixed Charges 2024	Recalculated Attribute	$1.00
256	Income Before Fixed Charges 2025	Recalculated Attribute	$1.00
257	Income Before Fixed Charges April 2026 TTM	Recalculated Attribute	$1.00
258	Income Before Fixed Charges FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
259	Income Before Fixed Charges UW	Recalculated Attribute	$1.00
260	Real Estate Taxes 2023	Underwriting File	$1.00
261	Real Estate Taxes 2024	Underwriting File	$1.00
262	Real Estate Taxes 2025	Underwriting File	$1.00
263	Real Estate Taxes April 2026 TTM	Underwriting File	$1.00
264	Real Estate Taxes FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
265	Real Estate Taxes UW	Underwriting File	$1.00
266	Insurance 2023	Underwriting File	$1.00
267	Insurance 2024	Underwriting File	$1.00
268	Insurance 2025	Underwriting File	$1.00
269	Insurance April 2026 TTM	Underwriting File	$1.00

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FS 2026-PALM Loan File Procedures	EXHIBIT A

#	Specified Attribute	Source Document	Tolerance Levels
270	Insurance FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
271	Insurance UW	Underwriting File	$1.00
272	Rent Expense 2023	Underwriting File	$1.00
273	Rent Expense 2024	Underwriting File	$1.00
274	Rent Expense 2025	Underwriting File	$1.00
275	Rent Expense April 2026 TTM	Underwriting File	$1.00
276	Rent Expense FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
277	Rent Expense UW	Company Provided Attribute	$1.00
278	Total Fixed and Other Expenses 2023	Recalculated Attribute	$1.00
279	Total Fixed and Other Expenses 2024	Recalculated Attribute	$1.00
280	Total Fixed and Other Expenses 2025	Recalculated Attribute	$1.00
281	Total Fixed and Other Expenses April 2026 TTM	Recalculated Attribute	$1.00
282	Total Fixed and Other Expenses FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
283	Total Fixed and Other Expenses UW	Recalculated Attribute	$1.00
284	Net Operating Income 2023	Recalculated Attribute	$1.00
285	Net Operating Income 2024	Recalculated Attribute	$1.00
286	Net Operating Income 2025	Recalculated Attribute	$1.00
287	Net Operating Income April 2026 TTM	Recalculated Attribute	$1.00
288	Net Operating Income FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
289	Net Operating Income UW	Recalculated Attribute	$1.00
290	FF&E 2023	Underwriting File	$1.00
291	FF&E 2024	Underwriting File	$1.00
292	FF&E 2025	Underwriting File	$1.00
293	FF&E April 2026 TTM	Underwriting File	$1.00
294	FF&E FS 2023-4SZN (Palm Beach)	Underwriting File	$1.00
295	FF&E UW	Underwriting File	$1.00
296	Net Cash Flow 2023	Recalculated Attribute	$1.00
297	Net Cash Flow 2024	Recalculated Attribute	$1.00
298	Net Cash Flow 2025	Recalculated Attribute	$1.00
299	Net Cash Flow April 2026 TTM	Recalculated Attribute	$1.00
300	Net Cash Flow FS 2023-4SZN (Palm Beach)	Recalculated Attribute	$1.00
301	Net Cash Flow UW	Recalculated Attribute	$1.00

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FS 2026-PALM Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
20	Flag Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective Flag Expiration Date and (ii) 365.
31	Mortgage Loan Closing Date Balance per Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
32	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
33	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
36	Individual As-Is Appraised Value per Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Owned Units.
49	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) Term SOFR Cap and (ii) Assumed Mortgage Loan Spread.
53	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
54	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Debt Service Payment, and (iii) Interest Calculation (30/360 / Actual/360).
55	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) the product of (a) Mortgage Loan Closing Date Balance, (b) the sum of Assumed Mortgage Loan Spread and Term SOFR Cap, and (c) 365/360, and (ii) 12.
56	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
59	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
60	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
61	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
64	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
65	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
76	Mortgage Loan Closing Date LTV (As-is Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
77	Mortgage Loan Balloon LTV (As-is Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
78	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.

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FS 2026-PALM Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
79	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
80	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
81	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
82	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
83	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
110	Occupancy 2023	Quotient of (i) Occupied Room Nights 2023 and (ii) Available Room Nights 2023.
111	Occupancy 2024	Quotient of (i) Occupied Room Nights 2024 and (ii) Available Room Nights 2024.
112	Occupancy 2025	Quotient of (i) Occupied Room Nights 2025 and (ii) Available Room Nights 2025.
113	Occupancy April 2026 TTM	Quotient of (i) Occupied Room Nights April 2026 TTM and (ii) Available Room Nights April 2026 TTM.
114	Occupancy FS 2023-4SZN (Palm Beach)	Quotient of (i) Occupied Room Nights FS 2023-4SZN (Palm Beach) and (ii) Available Room Nights FS 2023-4SZN (Palm Beach).
115	Occupancy UW	Quotient of (i) Occupied Room Nights UW and (ii) Available Room Nights UW.
116	ADR 2023	Quotient of (i) Rooms Revenue 2023 and (ii) Occupied Room Nights 2023
117	ADR 2024	Quotient of (i) Rooms Revenue 2024 and (ii) Occupied Room Nights 2024.
118	ADR 2025	Quotient of (i) Rooms Revenue 2025 and (ii) Occupied Room Nights 2025.
119	ADR April 2026 TTM	Quotient of (i) Rooms Revenue April 2026 TTM and (ii) Occupied Room Nights April 2026 TTM.
120	ADR FS 2023-4SZN (Palm Beach)	Quotient of (i) Rooms Revenue FS 2023-4SZN (Palm Beach) and (ii) Occupied Room Nights FS 2023-4SZN (Palm Beach).
121	ADR UW	Quotient of (i) Rooms Revenue UW and (ii) Occupied Room Nights UW.
122	RevPAR 2023	Quotient of (i) Rooms Revenue 2023 and (ii) Available Room Nights 2023.
123	RevPAR 2024	Quotient of (i) Rooms Revenue 2024 and (ii) Available Room Nights 2024.
124	RevPAR 2025	Quotient of (i) Rooms Revenue 2025 and (ii) Available Room Nights 2025.
125	RevPAR April 2026 TTM	Quotient of (i) Rooms Revenue April 2026 TTM and (ii) Available Room Nights April 2026 TTM.
126	RevPAR FS 2023-4SZN (Palm Beach)	Quotient of (i) Rooms Revenue FS 2023-4SZN (Palm Beach) and (ii) Available Room Nights FS 2023-4SZN (Palm Beach).
127	RevPAR UW	Quotient of (i) Rooms Revenue UW and (ii) Available Room Nights UW.
164	Total Revenue 2023	Sum of (i) Rooms Revenue 2023, (ii) F&B Revenue 2023, (iii) Other Departmental Revenue 2023, and (iv) Miscellaneous Income 2023.
165	Total Revenue 2024	Sum of (i) Rooms Revenue 2024, (ii) F&B Revenue 2024, (iii) Other Departmental Revenue 2024, and (iv) Miscellaneous Income 2024.
166	Total Revenue 2025	Sum of (i) Rooms Revenue 2025, (ii) F&B Revenue 2025, (iii) Other Departmental Revenue 2025, and (iv) Miscellaneous Income 2025.
167	Total Revenue April 2026 TTM	Sum of (i) Rooms Revenue April 2026 TTM, (ii) F&B Revenue April 2026 TTM, (iii) Other Departmental Revenue April 2026 TTM, and (iv) Miscellaneous Income April 2026 TTM.

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FS 2026-PALM Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
168	Total Revenue FS 2023-4SZN (Palm Beach)	Sum of (i) Rooms Revenue FS 2023-4SZN (Palm Beach), (ii) F&B Revenue FS 2023-4SZN (Palm Beach), (iii) Other Departmental Revenue FS 2023-4SZN (Palm Beach), and (iv) Miscellaneous Income FS 2023-4SZN (Palm Beach).
169	Total Revenue UW	Sum of (i) Rooms Revenue UW, (ii) F&B Revenue UW, (iii) Other Departmental Revenue UW, and (iv) Miscellaneous Income UW.
188	Total Departmental Expenses 2023	Sum of (i) Rooms Expense 2023, (ii) F&B Expense 2023, and (iii) Other Operating Departments Expense 2023.
189	Total Departmental Expenses 2024	Sum of (i) Rooms Expense 2024, (ii) F&B Expense 2024, and (iii) Other Operating Departments Expense 2024.
190	Total Departmental Expenses 2025	Sum of (i) Rooms Expense 2025, (ii) F&B Expense 2025, and (iii) Other Operating Departments Expense 2025.
191	Total Departmental Expenses April 2026 TTM	Sum of (i) Rooms Expense April 2026 TTM, (ii) F&B Expense April 2026 TTM, and (iii) Other Operating Departments Expense April 2026 TTM.
192	Total Departmental Expenses FS 2023-4SZN (Palm Beach)	Sum of (i) Rooms Expense FS 2023-4SZN (Palm Beach), (ii) F&B Expense FS 2023-4SZN (Palm Beach), and (iii) Other Operating Departments Expense FS 2023-4SZN (Palm Beach).
193	Total Departmental Expenses UW	Sum of (i) Rooms Expense UW, (ii) F&B Expense UW, and (iii) Other Operating Departments Expense UW.
194	Departmental Profit 2023	Difference between (i) Total Revenue 2023 and (ii) Total Departmental Expenses 2023.
195	Departmental Profit 2024	Difference between (i) Total Revenue 2024 and (ii) Total Departmental Expenses 2024.
196	Departmental Profit 2025	Difference between (i) Total Revenue 2025 and (ii) Total Departmental Expenses 2025.
197	Departmental Profit April 2026 TTM	Difference between (i) Total Revenue April 2026 TTM and (ii) Total Departmental Expenses April 2026 TTM.
198	Departmental Profit FS 2023-4SZN (Palm Beach)	Difference between (i) Total Revenue FS 2023-4SZN (Palm Beach) and (ii) Total Departmental Expenses FS 2023-4SZN (Palm Beach).
199	Departmental Profit UW	Difference between (i) Total Revenue UW and (ii) Total Departmental Expenses UW.
230	Total Undistributed Expenses 2023	Sum of (i) General & Administrative 2023, (ii) Information & Telecom Systems 2023, (iii) Sales & Marketing 2023, (iv) Property Maintenance 2023, and (v) Utilities 2023.
231	Total Undistributed Expenses 2024	Sum of (i) General & Administrative 2024, (ii) Information & Telecom Systems 2024, (iii) Sales & Marketing 2024, (iv) Property Maintenance 2024, and (v) Utilities 2024.
232	Total Undistributed Expenses 2025	Sum of (i) General & Administrative 2025, (ii) Information & Telecom Systems 2025, (iii) Sales & Marketing 2025, (iv) Property Maintenance 2025, and (v) Utilities 2025.
233	Total Undistributed Expenses April 2026 TTM	Sum of (i) General & Administrative April 2026 TTM, (ii) Information & Telecom Systems April 2026 TTM, (iii) Sales & Marketing April 2026 TTM, (iv) Property Maintenance April 2026 TTM, and (v) Utilities April 2026 TTM.
234	Total Undistributed Expenses FS 2023-4SZN (Palm Beach)	Sum of (i) General & Administrative FS 2023-4SZN (Palm Beach), (ii) Information & Telecom Systems FS 2023-4SZN (Palm Beach), (iii) Sales & Marketing FS 2023-4SZN (Palm Beach), (iv) Property Maintenance FS 2023-4SZN (Palm Beach), and (v) Utilities FS 2023-4SZN (Palm Beach).

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FS 2026-PALM Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
235	Total Undistributed Expenses UW	Sum of (i) General & Administrative UW, (ii) Information & Telecom Systems UW, (iii) Sales & Marketing UW, (iv) Property Maintenance UW, and (v) Utilities UW.
236	Gross Operating Profit 2023	Difference between (i) Departmental Profit 2023 and (ii) Total Undistributed Expenses 2023.
237	Gross Operating Profit 2024	Difference between (i) Departmental Profit 2024 and (ii) Total Undistributed Expenses 2024.
238	Gross Operating Profit 2025	Difference between (i) Departmental Profit 2025 and (ii) Total Undistributed Expenses 2025.
239	Gross Operating Profit April 2026 TTM	Difference between (i) Departmental Profit April 2026 TTM and (ii) Total Undistributed Expenses April 2026 TTM.
240	Gross Operating Profit FS 2023-4SZN (Palm Beach)	Difference between (i) Departmental Profit FS 2023-4SZN (Palm Beach) and (ii) Total Undistributed Expenses FS 2023-4SZN (Palm Beach).
241	Gross Operating Profit UW	Difference between (i) Departmental Profit UW and (ii) Total Undistributed Expenses UW.
254	Income Before Fixed Charges 2023	Difference between (i) Gross Operating Profit 2023, (ii) Base Management Fee 2023, and (iii) Incentive Management Fee 2023.
255	Income Before Fixed Charges 2024	Difference between (i) Gross Operating Profit 2024, (ii) Base Management Fee 2024, and (iii) Incentive Management Fee 2024.
256	Income Before Fixed Charges 2025	Difference between (i) Gross Operating Profit 2025, (ii) Base Management Fee 2025, and (iii) Incentive Management Fee 2025.
257	Income Before Fixed Charges April 2026 TTM	Difference between (i) Gross Operating Profit April 2026 TTM, (ii) Base Management Fee April 2026 TTM, and (iii) Incentive Management Fee April 2026 TTM.
258	Income Before Fixed Charges FS 2023-4SZN (Palm Beach)	Difference between (i) Gross Operating Profit FS 2023-4SZN (Palm Beach), (ii) Base Management Fee FS 2023-4SZN (Palm Beach), and (iii) Incentive Management Fee FS 2023-4SZN (Palm Beach).
259	Income Before Fixed Charges UW	Difference between (i) Gross Operating Profit UW, (ii) Base Management Fee UW, and (iii) Incentive Management Fee UW.
278	Total Fixed and Other Expenses 2023	Sum of (i) Real Estate Taxes 2023, (ii) Insurance 2023, and (iii) Rent Expense 2023.
279	Total Fixed and Other Expenses 2024	Sum of (i) Real Estate Taxes 2024, (ii) Insurance 2024, and (iii) Rent Expense 2024.
280	Total Fixed and Other Expenses 2025	Sum of (i) Real Estate Taxes 2025, (ii) Insurance 2025, and (iii) Rent Expense 2025.
281	Total Fixed and Other Expenses April 2026 TTM	Sum of (i) Real Estate Taxes April 2026 TTM, (ii) Insurance April 2026 TTM, and (iii) Rent Expense April 2026 TTM.
282	Total Fixed and Other Expenses FS 2023-4SZN (Palm Beach)	Sum of (i) Real Estate Taxes FS 2023-4SZN (Palm Beach), (ii) Insurance FS 2023-4SZN (Palm Beach), and (iii) Rent Expense FS 2023-4SZN (Palm Beach).
283	Total Fixed and Other Expenses UW	Sum of (i) Real Estate Taxes UW, (ii) Insurance UW, and (iii) Rent Expense UW.
284	Net Operating Income 2023	Difference between (i) Income Before Fixed Charges 2023 and (ii) Total Fixed and Other Expenses 2023.

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FS 2026-PALM Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
285	Net Operating Income 2024	Difference between (i) Income Before Fixed Charges 2024 and (ii) Total Fixed and Other Expenses 2024.
286	Net Operating Income 2025	Difference between (i) Income Before Fixed Charges 2025 and (ii) Total Fixed and Other Expenses 2025.
287	Net Operating Income April 2026 TTM	Difference between (i) Income Before Fixed Charges April 2026 TTM and (ii) Total Fixed and Other Expenses April 2026 TTM.
288	Net Operating Income FS 2023-4SZN (Palm Beach)	Difference between (i) Income Before Fixed Charges FS 2023-4SZN (Palm Beach) and (ii) Total Fixed and Other Expenses FS 2023-4SZN (Palm Beach).
289	Net Operating Income UW	Difference between (i) Income Before Fixed Charges UW and (ii) Total Fixed and Other Expenses UW.
296	Net Cash Flow 2023	Difference between (i) Net Operating Income 2023 and (ii) FF&E 2023.
297	Net Cash Flow 2024	Difference between (i) Net Operating Income 2024 and (ii) FF&E 2024.
298	Net Cash Flow 2025	Difference between (i) Net Operating Income 2025 and (ii) FF&E 2025.
299	Net Cash Flow April 2026 TTM	Difference between (i) Net Operating Income April 2026 TTM and (ii) FF&E April 2026 TTM.
300	Net Cash Flow FS 2023-4SZN (Palm Beach)	Difference between (i) Net Operating Income FS 2023-4SZN (Palm Beach) and (ii) FF&E FS 2023-4SZN (Palm Beach).
301	Net Cash Flow UW	Difference between (i) Net Operating Income UW and (ii) FF&E UW.

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